Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 50.9%
Auto Manufacturers - 2.6%
Lucid Group, Inc. (a) (b)	49,346	$900,564
PACCAR, Inc.	10,379	949,886
Tesla Motors, Inc. (b)	18,924	16,869,800
		18,720,250
Beverages - 1.5%
Keurig Dr Pepper, Inc.	42,329	1,639,826
Monster Beverage Corp. (b)	15,799	1,573,896
PepsiCo, Inc.	41,777	7,309,304
		10,523,026
Biotechnology - 2.1%
Amgen, Inc.	16,185	4,005,302
Biogen, Inc. (b)	4,386	943,253
Gilead Sciences, Inc.	37,431	2,236,502
Illumina, Inc. (b)	4,687	1,015,579
Moderna, Inc. (b)	12,025	1,973,182
Regeneron Pharmaceuticals, Inc. (b)	3,272	1,903,290
Seagen, Inc. (b)	5,480	986,291
Vertex Pharmaceuticals, Inc. (b)	7,598	2,130,555
		15,193,954
Commercial Services - 1.2%
Automatic Data Processing, Inc.	12,537	3,022,921
Cintas Corp.	3,101	1,319,444
PayPal Holdings, Inc. (b)	34,771	3,008,735
Verisk Analytics, Inc.	4,818	916,625
		8,267,725
Computers - 7.4%
Apple, Inc.	296,007	48,104,098
Cognizant Technology Solutions Corp.	15,659	1,064,186
Crowdstrike Holdings, Inc. - Class A (b)	6,213	1,140,707
Fortinet, Inc. (b)	23,990	1,431,003
Zscaler, Inc. (b)	4,185	648,926
		52,388,920
Distribution/Wholesale - 0.3%
Copart, Inc. (b)	7,076	906,436
Fastenal Co.	17,184	882,570
		1,789,006
Electric - 0.7%
American Electric Power Co., Inc.	15,046	1,482,934
Constellation Energy Corp.	9,746	644,211
Exelon Corp.	29,260	1,360,297
Xcel Energy, Inc.	16,241	1,188,516
		4,675,958
Electronics - 0.6%
Honeywell International, Inc. (a)	20,788	4,000,858

Food - 0.6%
Mondelez International, Inc.	41,446	2,654,202
The Kraft Heinz Co.	36,527	1,345,289
		3,999,491
Healthcare-Products - 0.6%
Align Technology, Inc. (b)	2,348	659,718
IDEXX Laboratories, Inc. (b)	2,519	1,005,534
Intuitive Surgical, Inc. (a) (b)	10,680	2,458,216
		4,123,468
Internet - 10.7%
Airbnb, Inc. - Class A (a) (b)	11,081	1,229,769
Alphabet, Inc. - Class A (b)	109,856	12,778,450
Alphabet, Inc. - Class C (b)	114,668	13,374,875
Amazon.com, Inc. (b)	185,839	25,078,973
Baidu, Inc. - ADR (b)	6,545	893,851
Booking Holdings, Inc. (b)	1,224	2,369,285
eBay, Inc.	17,536	852,776
JD.com, Inc. - ADR (a)	15,357	913,741
Match Group, Inc. (b)	8,512	624,015
MercadoLibre, Inc. (a) (b)	1,505	1,224,633
Meta Platforms, Inc. - Class A (b)	62,786	9,989,253
Netflix, Inc. (b)	13,250	2,979,925
Okta, Inc. (b)	4,868	479,255
Palo Alto Networks, Inc. (b)	2,941	1,467,853
Pinduoduo, Inc. - ADR (b)	13,209	647,373
VeriSign, Inc. (b)	3,292	622,715
		75,526,742
Lodging - 0.2%
Marriott International Inc./MD	9,736	1,546,272

Media - 1.1%
Charter Communications, Inc. - Class A (a) (b)	5,159	2,229,204
Comcast Corp. - Class A	136,776	5,131,835
Sirius XM Holdings, Inc. (a)	117,844	787,198
		8,148,237
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR (a)	17,024	1,127,499
DexCom, Inc. (b)	11,612	953,113
		2,080,612
Retail - 2.2%
Costco Wholesale Corp.	13,400	7,253,420
Dollar Tree, Inc. (b)	6,715	1,110,392
Lululemon Athletica, Inc. (b)	3,683	1,143,608
O'Reilly Automotive, Inc. (b)	1,987	1,398,033
Ross Stores, Inc.	10,549	857,212
Starbucks Corp.	34,339	2,911,261
Walgreens Boots Alliance, Inc.	25,767	1,020,889
		15,694,815
Semiconductors - 7.7%
Advanced Micro Devices, Inc. (a) (b)	49,265	4,654,065
Analog Devices, Inc. (a)	15,618	2,685,671
Applied Materials, Inc.	26,369	2,794,587
ASML Holding NV	2,589	1,487,225
Broadcom, Inc.	12,366	6,621,746
Intel Corp.	123,144	4,471,359
KLA Corp. (a)	4,496	1,724,396
Lam Research Corp.	4,165	2,084,624
Marvell Technology, Inc. (a)	25,185	1,402,301
Microchip Technology, Inc. (a)	16,592	1,142,525
Micron Technology, Inc.	33,426	2,067,732
NVIDIA Corp. (a)	63,971	11,619,053
NXP Semiconductors NV	7,839	1,441,435
QUALCOMM, Inc.	34,108	4,947,706
Skyworks Solutions, Inc.	4,898	533,294
Texas Instruments, Inc.	27,754	4,964,913
		54,642,632
Software - 9.1%
Activision Blizzard, Inc.	23,257	1,859,397
Adobe, Inc. (b)	14,283	5,857,744
ANSYS, Inc. (b)	2,599	725,095
Atlassian Corp. PLC - Class A (b)	4,215	882,284
Autodesk, Inc. (a) (b)	6,564	1,419,924
Cadence Design System, Inc. (a) (b)	8,281	1,540,928
Datadog, Inc. - Class A (a) (b)	8,581	875,348
DocuSign, Inc. (b)	5,902	377,610
Electronic Arts, Inc.	8,391	1,101,151
Fiserv, Inc. (b)	19,463	2,056,850
Intuit, Inc.	8,451	3,855,093
Microsoft Corp.	136,604	38,350,207
NetEase, Inc. - ADR	5,501	511,483
Paychex, Inc. (a)	10,770	1,381,576
Splunk, Inc. (b)	4,737	492,222
Synopsys, Inc. (b)	4,567	1,678,372
Workday, Inc. - Class A (b)	5,852	907,645
Zoom Video Communications, Inc. - Class A (a) (b)	7,227	750,596
		64,623,525
Telecommunications - 1.6%
Cisco Systems, Inc.	125,543	5,695,886
T-Mobile US, Inc. (a) (b)	37,802	5,407,954
		11,103,840
Transportation - 0.4%
CSX Corp.	65,477	2,116,872
Old Dominion Freight Line, Inc.	3,432	1,041,646
		3,158,518
TOTAL COMMON STOCKS (Cost $344,691,150)		360,207,849

SHORT-TERM INVESTMENTS - 49.1%	Principal Amount
Money Market Deposit Accounts - 3.5%
U.S. Bank Money Market Deposit Account, 1.600% (c)	$25,141,479	25,141,479
U.S. Treasury Bill - 45.6%
0.00%, 10/20/2022 (b)	324,000,000	322,328,280
TOTAL SHORT-TERM INVESTMENTS (Cost $347,406,279)		347,469,759

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.9%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	41,673,449	41,673,449
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $41,673,449)		41,673,449

Total Investments (Cost $733,770,878) - 105.9%		749,351,057
Liabilities in Excess of Other Assets - (5.9)%		(41,950,806)
TOTAL NET ASSETS - 100.0%		$707,400,251

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $41,275,324 or 5.8% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 360,207,849	$ -	$ -	$ -	$ 360,207,849
Short-Term Investments	25,141,479	322,328,280	-	-	347,469,759
Investments Purchased with Proceeds from Securities Lending	-	-	-	41,673,449	41,673,449
Total Investments in Securities	$ 385,349,328	$ 322,328,280	$ -	$ 41,673,449	$ 749,351,057
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.